Depreciation and amortization expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Depreciation	$ 756,259	$ 291,559	$ 226,026
Amortization		86	313
General and administrative	22,964	22,540	19,171
Total depreciation and amortization expense	$ 779,223	$ 314,185	$ 245,510